Derivative Financial Instruments - Summary of Nominal Value in Hedging Instruments (Detail) number in Millions	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	54,395
GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	47,421
USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	6,196
Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	778
Maturing after transition date
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	26,474
Maturing after transition date | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	23,030
Maturing after transition date | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	2,724
Maturing after transition date | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	720
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	34,078
Fair value hedges | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	32,223
Fair value hedges | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	1,077
Fair value hedges | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	778
Fair value hedges | Maturing after transition date
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	13,359
Fair value hedges | Maturing after transition date | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	12,477
Fair value hedges | Maturing after transition date | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	162
Fair value hedges | Maturing after transition date | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	720
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	20,317
Cash flow hedges | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	15,198
Cash flow hedges | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	5,119
Cash flow hedges | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	0
Cash flow hedges | Maturing after transition date
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	13,115
Cash flow hedges | Maturing after transition date | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	10,553
Cash flow hedges | Maturing after transition date | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	2,562
Cash flow hedges | Maturing after transition date | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	0